Accounts and Other Receivables - Summary of ECLs and Credit Risk Exposures for Accounts and Other Receivables (Details) ₩ in Millions, $ in Millions	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Accounts receivable
Trade And Other Receivables [Line Items]
Carrying amount	₩ 77,576		₩ 53,304
Loss allowance	319		689	₩ 579	₩ 165
Other receivables
Trade And Other Receivables [Line Items]
Carrying amount	145		1,085
Loss allowance	₩ 5		₩ 5	₩ 5	₩ 4
Not due or overdue less than 90 days | Expected Credit Losses and Credit Risk Exposures | Accounts receivable
Trade And Other Receivables [Line Items]
Expected loss rate	0.10%	0.10%	0.10%
Carrying amount	₩ 77,073		₩ 52,173
Loss allowance	₩ 85		₩ 64
Not due or overdue less than 90 days | Expected Credit Losses and Credit Risk Exposures | Other receivables
Trade And Other Receivables [Line Items]
Expected loss rate	0.00%	0.00%	0.00%
Carrying amount	₩ 140		₩ 1,080
Loss allowance	₩ 0		₩ 0
More than 90 days ~ Less than 180 days | Expected Credit Losses and Credit Risk Exposures | Accounts receivable
Trade And Other Receivables [Line Items]
Expected loss rate	18.20%	18.20%	0.10%
Carrying amount	₩ 318		₩ 438
Loss allowance	₩ 58		₩ 0
More than 90 days ~ Less than 180 days | Expected Credit Losses and Credit Risk Exposures | Other receivables
Trade And Other Receivables [Line Items]
Expected loss rate	0.00%	0.00%	0.00%
Carrying amount	₩ 0		₩ 0
Loss allowance	₩ 0		₩ 0
More than 180 days ~ Less than 270 days | Expected Credit Losses and Credit Risk Exposures | Accounts receivable
Trade And Other Receivables [Line Items]
Expected loss rate	46.60%	46.60%	73.20%
Carrying amount	₩ 4		₩ 243
Loss allowance	₩ 2		₩ 178
More than 180 days ~ Less than 270 days | Expected Credit Losses and Credit Risk Exposures | Other receivables
Trade And Other Receivables [Line Items]
Expected loss rate	0.00%	0.00%	0.00%
Carrying amount	₩ 0		₩ 0
Loss allowance	₩ 0		₩ 0
More than 270 days ~ Less than 1 year | Expected Credit Losses and Credit Risk Exposures | Accounts receivable
Trade And Other Receivables [Line Items]
Expected loss rate	82.30%	82.30%	98.80%
Carrying amount	₩ 40		₩ 237
Loss allowance	₩ 33		₩ 234
More than 270 days ~ Less than 1 year | Expected Credit Losses and Credit Risk Exposures | Other receivables
Trade And Other Receivables [Line Items]
Expected loss rate	0.00%	0.00%	0.00%
Carrying amount	₩ 0		₩ 0
Loss allowance		$ 0	₩ 0
More than 1 year | Expected Credit Losses and Credit Risk Exposures | Accounts receivable
Trade And Other Receivables [Line Items]
Expected loss rate	100.00%	100.00%	100.00%
Carrying amount	₩ 141		₩ 213
Loss allowance	₩ 141		₩ 213
More than 1 year | Expected Credit Losses and Credit Risk Exposures | Other receivables
Trade And Other Receivables [Line Items]
Expected loss rate	100.00%	100.00%	100.00%
Carrying amount	₩ 5		₩ 5
Loss allowance		$ 5	₩ 5